Cash flow information (Tables)	12 Months Ended
Jun. 30, 2020
Cash flow information
Schedule of cash generated from operations

		2020	2019	2018
	Note	£’000	£’000	£’000
(Loss)/profit before income tax		(20,818)	27,476	25,833
Adjustments for:
Depreciation	13, 14, 15	14,756	11,726	10,755
Impairment charge	15	3,787	1,124	—
Amortization	16	126,756	129,154	138,380
Profit on disposal of intangible assets	8	(18,384)	(25,799)	(18,119)
Net finance costs	9	26,039	22,509	18,038
Profit on disposal of property, plant and equipment		-	—	(81)
Non-cash employee benefit expense - equity-settled share-based payments	27	818	699	2,915
Foreign exchange (gains)/losses on operating activities		(816)	(76)	994
Reclassified from hedging reserve		12,180	6,250	13,914
Changes in working capital:
Inventories		(56)	(714)	221
Prepayments		6,527	(2,168)	2,638
Contract assets – accrued revenue		(6,434)	(1,514)	(9,263)
Trade receivables(1)		(83,197)	82,086	(64,492)
Other receivables		949	(1,081)	163
Contract liabilities – deferred revenue		(33,167)	5,903	(25,496)
Trade and other payables(1)		(11,371)	8,034	23,204
Cash generated from operations		17,569	263,609	119,604
(1)

These amounts exclude non-cash movements and movements in respect of items reported elsewhere in the consolidated statement of cash flows, primarily in investing activities (where the timing of acquisitions and disposals and related cash flows can differ), resulting in:

•	a decrease in changes to trade receivables of £42,742,000 (2019: increase of £7,971,000; 2018: increase of £18,374,000); and
•	a decrease in changes to trade and other payables of £30,784,000 (2019: decrease of £70,732,000; 2018: increase of £74,088,000).

Schedule of reconciliation of the movement in the Group's net debt

	Non-current	Current	Cash and cash
	borrowings	borrowings	equivalents	Total
	£’000	£’000	£’000	£’000
Net debt at 1 July 2018	486,694	9,074	(242,022)	253,746
Cash flows	—	(21,973)	(56,366)	(78,339)
Other changes	19,085	18,352	(9,249)	28,188
Net debt at 30 June 2019	505,779	5,453	(307,637)	203,595
Cash flows	(555)	(19,325)	263,065	243,185
Other changes	14,786	19,477	(6,967)	27,296
Net debt at 30 June 2020	520,010	5,605	(51,539)	474,076